Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

CMA CGM has been presented as a related party due to the fact that as of December 31, 2021 and December 31, 2020, it was a shareholder, owning Class A common shares representing 8.4% of voting rights in the Company. As of May 27, 2022, following the sale of its shares in the Company, CMA CGM is no longer a shareholder. Related party revenue and expenses shown on the Consolidated Statements of Income for CMA CGM are up to May 27, 2022.

Time Charter Agreements

A number of the Company’s time charter arrangements are with CMA CGM, representing 14.9% of gross revenues for the period it was considered to be a related party in the year ended December 31, 2022, 33.8% of gross revenues in the year ended December 31, 2021 and 50.6% of gross revenues in the year ended December 31, 2020. Under these time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. Related party revenues generated from charters to CMA CGM are disclosed separately in the Consolidated Statements of Income.

Ship Management Agreements

Technomar Shipping Inc. (“Technomar”) is presented as a related party, as the Company’s Executive Chairman is a significant shareholder. The Company has currently a number of ship management agreements with Technomar under which the ship manager is responsible for all day-to-day ship management, among other things, including crewing, purchasing stores, lubricating oils and spare parts, paying wages, pensions and insurance for the crew, and organizing other ship operating necessities, including the arrangement and management of dry-docking. As of December 31, 2022 and 2021, Technomar provided all day-to-day technical ship management services for all but the Twelve Vessels which were delivered in July 2021. Another third party provided such management on the Twelve Vessels, from the time of their delivery in July 2021 until a change of management for six of them in September 2021 to Technomar, and the remaining six vessels continued to be outsourced for day-to-day technical management to the third-party manager. The management fees charged to the Company by third party managers for the years ended December 31, 2022 and 2021, amounted to $1,488 and $834, respectively, (year ended December 31, 2020: $0) and are shown in “Vessels operating expenses” in the Consolidated Statements of Income. Technomar continues to supervise management for the six outsourced vessels.

The management fees charged to the Company by Technomar for the years ended December 31, 2022, 2021 and 2020, amounted to $16,642, $15,294 and $12,580, respectively and are shown under “Vessels operating expenses-related parties” in the Consolidated Statements of Income. Additionally, as of December 31, 2022 and 2021, outstanding receivables due from Technomar totaling $673 and $1,785, respectively, are presented under “Due from related parties”.

14. Related Party Transactions (continued)

Ship Management Agreements (continued)

Conchart Commercial Inc. (“Conchart”) provides commercial management services to the Company pursuant to commercial management agreements. The Company’s Executive Chairman is the sole beneficial owner of Conchart. Under the commercial management agreements, Conchart, is responsible for (i) marketing of the Company’s vessels, (ii) seeking and negotiating employment of the Company’s vessels, (iii) advise the Company on market developments, developments of new rules and regulations, (iv) assisting in calculation of hires, freights, demurrage and/or dispatch monies and collection any sums related to the operation of vessels, (v) communicating with agents, and (vi) negotiating sale and purchase transactions. For the 19 vessels that the Company acquired as a result of the Poseidon Transaction, excluding the Argos, the agreements were effective from the date of the completion of the Poseidon Transaction; for the 19 vessels that were owned by the Company prior to the consummation of the Poseidon Transaction till refinance of 2022 Notes which took place on January 2021, an EBSA agreement was in place that was terminated and replaced with commercial management agreements also same agreements applied to all vessels that have been delivered; for all new acquired vessels during 2019 and going forward, the agreements were effective upon acquisition.

The fees charged to the Company by Conchart for the years ended December 31, 2022, 2021 and 2020, amounted to $6,289 and $3,583 and $2,446, respectively, and are disclosed within “Time charter and voyage expenses-related parties” in the Consolidated Statements of Income. Any outstanding fees due to Conchart are presented in the Consolidated Balance Sheets under "Due to related parties" totaling to $572 and $41 as of December 31, 2022 and 2021, respectively.

The Company as per commercial management agreements has agreed to pay to the commercial manager who shall be named broker in each memorandum of agreement (or equivalent agreement) providing for the sale of all vessels and purchase of some vessels, a commission of 1.00% based on the sale and purchase price for any sale and purchase of a vessel, which shall be payable upon request of the commercial manager.